Supplementary cash flow information (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Supplementary Cash Flow Information [Line Items]
Increase (decrease) to property, plant and equipment assets due to remeasurements of decommissioning and restoration liabilities	$ (0.2)	$ (4.7)
Deduction for accrued grants related to equipment eligible for credits	2.8	0.0
Plant and equipment - ROU assets [Member] | Cost [Member]
Supplementary Cash Flow Information [Line Items]
Additions	17.7	25.5
Equipment financing [Member]
Supplementary Cash Flow Information [Line Items]
Additions	33.1	71.0
Agreements with communities [Member]
Supplementary Cash Flow Information [Line Items]
Additions	$ 39.5	$ 18.6